CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mezzanine stock, aggregate liquidation preference		$ 36,520
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	173,274,443	170,274,443		159,391,312
Common stock, shares issued	26,435,097	25,855,413		19,983,799
Common stock, shares outstanding	26,435,097	25,855,413		19,983,799
Redeemable convertible preferred stock
Mezzanine stock, par value	$ 0.01	$ 0.01		$ 0.01
Mezzanine stock, aggregate liquidation preference	$ 216,574	$ 213,484		$ 201,368
Mezzanine stock, shares authorized	111,452,020	111,452,020		111,452,020
Mezzanine stock, shares issued	111,452,020	111,452,020		111,452,020
Mezzanine stock, shares outstanding	111,452,020	111,452,020	111,452,020	111,452,020	111,452,020	111,452,020
Redeemable preferred stock
Mezzanine stock, par value	$ 0.01	$ 0.01		$ 0.01
Mezzanine stock, aggregate liquidation preference	$ 37,451	$ 36,520
Mezzanine stock, shares authorized	3,500	3,500		3,500
Mezzanine stock, shares issued	3,500	3,500		3,500
Mezzanine stock, shares outstanding	3,500	3,500		3,500